Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000058057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Institutional Shares
Trading Symbol	BIBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.79%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	8.06%	19.11%	8.27%	7.15%
MSCI All Country World Index	10.53	26.12	11.36	9.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,099,308,649
Holdings Count | Holding	51
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,099,308,649
Number of Portfolio Holdings	51
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	69.4%
United Kingdom	11.8%
France	5.5%
Taiwan	3.4%
Denmark	2.9%
Switzerland	1.7%
Netherlands	1.5%
Canada	1.5%
Spain	1.5%
Indonesia	0.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Accenture PLC, Class A	3.1%
AstraZeneca PLC	3.1%
Texas Instruments, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Mondelez International, Inc., Class A	2.8%
Apple Inc.	2.6%
AbbVie, Inc.	2.6%
UnitedHealth Group, Inc.	2.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Accenture PLC, Class A	3.1%
AstraZeneca PLC	3.1%
Texas Instruments, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Mondelez International, Inc., Class A	2.8%
Apple Inc.	2.6%
AbbVie, Inc.	2.6%
UnitedHealth Group, Inc.	2.6%
(a)	Excludes short-term securities.

C000058058 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Investor A Shares
Trading Symbol	BABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	1.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.89%	18.84%	7.99%	6.87%
Investor A Shares (with sales charge)	2.22	12.60	6.83	6.30
MSCI All Country World Index	10.53	26.12	11.36	9.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,099,308,649
Holdings Count | Holding	51
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,099,308,649
Number of Portfolio Holdings	51
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	69.4%
United Kingdom	11.8%
France	5.5%
Taiwan	3.4%
Denmark	2.9%
Switzerland	1.7%
Netherlands	1.5%
Canada	1.5%
Spain	1.5%
Indonesia	0.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Accenture PLC, Class A	3.1%
AstraZeneca PLC	3.1%
Texas Instruments, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Mondelez International, Inc., Class A	2.8%
Apple Inc.	2.6%
AbbVie, Inc.	2.6%
UnitedHealth Group, Inc.	2.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Accenture PLC, Class A	3.1%
AstraZeneca PLC	3.1%
Texas Instruments, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Mondelez International, Inc., Class A	2.8%
Apple Inc.	2.6%
AbbVie, Inc.	2.6%
UnitedHealth Group, Inc.	2.6%
(a)	Excludes short-term securities.

C000058059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Investor C Shares
Trading Symbol	BCBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.81%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	7.49%	17.86%	7.15%	6.23%
Investor C Shares (with sales charge)	6.49	16.86	7.15	6.23
MSCI All Country World Index	10.53	26.12	11.36	9.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,099,308,649
Holdings Count | Holding	51
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,099,308,649
Number of Portfolio Holdings	51
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	69.4%
United Kingdom	11.8%
France	5.5%
Taiwan	3.4%
Denmark	2.9%
Switzerland	1.7%
Netherlands	1.5%
Canada	1.5%
Spain	1.5%
Indonesia	0.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Accenture PLC, Class A	3.1%
AstraZeneca PLC	3.1%
Texas Instruments, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Mondelez International, Inc., Class A	2.8%
Apple Inc.	2.6%
AbbVie, Inc.	2.6%
UnitedHealth Group, Inc.	2.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Accenture PLC, Class A	3.1%
AstraZeneca PLC	3.1%
Texas Instruments, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Mondelez International, Inc., Class A	2.8%
Apple Inc.	2.6%
AbbVie, Inc.	2.6%
UnitedHealth Group, Inc.	2.6%
(a)	Excludes short-term securities.

C000172902 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Class K Shares
Trading Symbol	BKBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.71%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	8.09%	19.18%	8.33%	7.21%
MSCI All Country World Index	10.53	26.12	11.36	9.28

Performance Inception Date	Jun. 08, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,099,308,649
Holdings Count | Holding	51
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,099,308,649
Number of Portfolio Holdings	51
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	69.4%
United Kingdom	11.8%
France	5.5%
Taiwan	3.4%
Denmark	2.9%
Switzerland	1.7%
Netherlands	1.5%
Canada	1.5%
Spain	1.5%
Indonesia	0.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Accenture PLC, Class A	3.1%
AstraZeneca PLC	3.1%
Texas Instruments, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Mondelez International, Inc., Class A	2.8%
Apple Inc.	2.6%
AbbVie, Inc.	2.6%
UnitedHealth Group, Inc.	2.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Accenture PLC, Class A	3.1%
AstraZeneca PLC	3.1%
Texas Instruments, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Mondelez International, Inc., Class A	2.8%
Apple Inc.	2.6%
AbbVie, Inc.	2.6%
UnitedHealth Group, Inc.	2.6%
(a)	Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.